BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES - Disclosure of assets purchased and the liabilities assumed (VM tecnologia LTDA) (Details) R$ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2024 BRL (R$)	Apr. 30, 2024 USD ($)
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
As reported in cash flows from investing activities for the acquisition			$ 14,934	$ 18,329	$ (440)
VMtecnologia LTDA
Disclosure of detailed information about business combination [line items]
Cash						R$ 58,653	$ 11,345
Deferred consideration							2,205
Contingent Consideration						6,252	1,209
Total consideration							14,759
Amounts recognized on the acquisition date:
Cash and cash equivalents							99
Trade receivables							669
Other receivables							651
Property and equipment							6,015
Right of use							46
Brand							1,292
Customer relations							3,773
Technology							2,926
Trade payables							(407)
Other payables							(710)
Other liabilities							(684)
Lease liabilities							(53)
Long term liabilities							(433)
Deferred tax liability							(2,734)
Total identifiable assets, net							10,450
Goodwill	[1]						4,309
Total consideration							14,759
Cash flows in respect of the acquisition, as presented in cash flows from investing activities
Cash paid upon the acquisition of a subsidiary						R$ 58,653	11,345
Cash and cash equivalents consolidated for the first time							$ (99)
As reported in cash flows from investing activities for the acquisition		$ 11,246

[1]	The elements and factors that the Company paid above the fair value of the net identifiable assets recognized, represented as goodwill for VM's expressed by synergy of good reputation, an especially talented workforce. Thus, the Goodwill resulted from the acquisition of VM represents the excess of the acquisition consideration on the acquisition date in fair value over the net identifiable assets acquired and liabilities assumed.